Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	KORNIT DIGITAL LTD.
Trading Symbol	KRNT
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	45,988,613
Amendment Flag	false
Entity Central Index Key	0001625791
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36903
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	12 Ha’Amal St.
Entity Address, City or Town	Rosh-Ha’Ayin
Entity Address, Postal Zip Code	4809246
Entity Address, Country	IL
Title of 12(b) Security	Ordinary shares, par value NIS 0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	12 Ha’Amal St.
Entity Address, City or Town	Rosh-Ha’Ayin
Entity Address, Postal Zip Code	4809246
Entity Address, Country	IL
Contact Personnel Name	Alon Rozner
City Area Code	+972
Local Phone Number	3 908-5800
Contact Personnel Fax Number	+972 3 908-0280